Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Others, net
Gain from business and investment disposals	$ 172,284	¥ 1,199,407	¥ 1,320,266	¥ 74,965
Government financial incentives		2,222,223	614,658	843,447
Impairment of investments	(280,679)	(1,954,031)	(593,138)	(139,823)
Foreign exchange gains/(losses), net	17,822	124,070	(192,491)	213,482
Gains/(losses) from fair value change of long-term investments	502,127	3,495,709	(1,512,979)
Others		287,931	458,859	324,337
Total	$ 772,115	¥ 5,375,309	¥ 95,175	¥ 1,316,408